S-K 1603, SPAC Sponsor; Conflicts of Interest	May 14, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Yorkville International Capital Sponsor, LLC	up to $15,000 per month	Office space, administrative and shared personnel support services
Yorkville International Capital Sponsor, LLC	15,033,333 Class B Ordinary Shares(1)	$24,510.86
	4,000,000 Private Placement Warrants (including in the event that the over-allotment option is exercised) to be purchased simultaneously with the closing of this offering(1)	$4,000,000 (including in the event that the over-allotment option is exercised)
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.

Private Placement Warrants of the post-business combination entity, which may be issued upon conversion of up to $1,500,000 in working capital loans, at a price of $1.00 per warrant at the option of the lender

Working capital loans to fund working capital and to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Mark Angelo	150,000 Class B Ordinary Shares	$244.57
Troy Rillo	150,000 Class B ordinary shares	$244.57
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Yorkville International Capital Sponsor, LLC our officers, directors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

Kevin McGurn	$15,000 per month	Services as Chief Executive Officer of the Company
(1)	Of the Class B Ordinary Shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of [ ] Class B Ordinary Shares, which were purchased for $[ ] per share.
(2)	The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of [ ] private placement warrants ($[ ] in the aggregate) at a price of $1.00 per warrant (whether or not the over-allotment option is exercised) in a private placement that will close simultaneously with the closing of this offering.

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]	Members of our management team and our independent directors will directly or indirectly own founder shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

		Approximate			Approximate
		Percentage of			Percentage of
	Number of	Outstanding		Number of	Outstanding
	Class A	Class A		Class B	Class B
	Ordinary	Ordinary		Ordinary	Ordinary
	Shares	Shares		Shares	Shares
	Beneficially	Before	After	Beneficially	Before	After
Name and Address of Beneficial Owner(1)	Owned	Offering	Offering	Owned	Offering	Offering
Yorkville International Capital Sponsor, LLC(2)(3)(4)	—	—	—	15,033,333	98.0%	98.0%
Mark Angelo	—	—	—	15,033,333	98.0%	98.0%
Kevin McGurn	—	—	—	—	1.0%	1.0%
Troy Rillo	—	—	—	150,000	1.0%	1.0%
Owen A. May	—	—	—	—	—	—
Mark Hiltwein	—	—	—	—	—	—
Jean-Paul Colaco	—	—	—	—	—	—
All officers, directors and director nominees as a group (6 persons)(3)	—	—	—	15,333,333	100%	100%
*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of the following is c/o Yorkville International Capital Corp., 1012 Springfield Avenue, Mountainside, New Jersey 07092.
(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	Yorkville International Capital Sponsor, LLC, our sponsor, is the record holder of such shares. Mark Angelo, the Chairman of our board of directors, is the sole managing member of YA II PN, Ltd., the managing member of the sponsor and holds voting and investment discretion with respect to the ordinary shares held of record by the sponsor. Mr. Angelo disclaims any beneficial ownership of the securities held by the sponsor other than to the extent of any pecuniary interest he may have therein, directly or indirectly. Each independent director will indirectly hold 50,000 founder shares through our sponsor. Each such person disclaims any beneficial ownership of the reported shares other than to the extent of any pecuniary interest they may have therein, directly or indirectly.
(4)	The non-managing sponsor investors have expressed to us an interest in purchasing, through the sponsor, an aggregate of [ ] private placement warrants at a price of $1.00 per warrant ($[ ] in the aggregate); subject to each non-managing sponsor investor purchasing, through the sponsor, the private placement warrants allocated to it in connection with the closing of this offering, the sponsor will issue to the non-managing sponsor investors, at a nominal purchase price, membership interests reflecting indirect economic interests in an aggregate of [ ] founder shares held by sponsor. The non-managing sponsor investors are not granted any shareholder or other rights in addition to those afforded to our other public shareholders, and will only be issued membership interests in the sponsor, with no right to control the sponsor or vote or dispose of any securities held by the sponsor, including the founder shares held by the sponsor.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares, regardless of whether they abstain, vote for, or vote against our initial business combination upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the initial business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed initial business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirements. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding Class A ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules. The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above will be contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on Nasdaq. Such provisions may be amended if approved by a special resolution, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company. If we provide our public shareholders with the opportunity to redeem their public shares in connection with a general meeting, we will:conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, andfile proxy materials with the SEC.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Yorkville International Capital Sponsor, LLC Kevin McGurn Troy Rillo Mark Angelo Owen A. May Mark Hiltwein Jean-Paul Colaco

Transfers permitted (a) to our or CCM’s officers, directors or consultants, any affiliate or family member of any of our or CCM’s officers, directors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor or CCM to its respective members, partners or shareholders pursuant to our sponsor’s or CCM’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor or upon dissolution of CCM, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Private Placement Warrants	30 days after the completion of our initial business combination	Yorkville International Capital Sponsor, LLC Kevin McGurn Troy Rillo Mark Angelo Owen A. May Mark Hiltwein Jean-Paul Colaco	Same as above.

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days from the date of this prospectus	Yorkville International Capital Sponsor, LLC Kevin McGurn Troy Rillo Mark Angelo Owen A. May Mark Hiltwein Jean-Paul Colaco

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

NAME OF INDIVIDUAL	NAME OF AFFILIATED COMPANY	AFFILIATION
Kevin McGurn	Yorkville Acquisition Corp.	Chief Executive Officer and director
Troy Rillo	Yorkville Advisors Global, LP	Partner
	Yorkville America, LLC	Chief Executive Officer
Mark Angelo	Yorkville Acquisition Corp.	Chairman of the Board
	Yorkville Advisors, LLC	Founder, President and Managing Member
Owen A. May	May Davis Partners, LLC	Founder, President and Parter

Mark Hilwein	Cenveo Worldwide Limited	Chief Financial Officer

Jean-Paul Colaco	Warner Media	Head of Advertising Sales